Shareholders' Equity - Employee Equity Awards, Restricted Stock Units (Detail) (Restricted Stock Units RSUs [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Units RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning of year, Number	472,143
Awarded, Number	168,876
Vested, Number	(160,345)
Forfeited, Number	(46,620)
End of year, Number	434,054	472,143
Beginning of year, Weighted average grant date fair value	$ 10.11
Awarded, Weighted average grant date fair value	$ 15.56	$ 11.95	$ 8.61
Vested, Weighted average grant date fair value	$ 9.50
Forfeited, Weighted average grant date fair value	$ 9.84
End of year, Weighted average grant date fair value	$ 12.49	$ 10.11